J.P. Morgan Funds
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

February 22, 1999

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE:      Rule 24f-2 Notice for J.P. Morgan Funds
         with respect to:
         J.P. Morgan Tax Aware U.S. Equity Fund
         J.P. Morgan Tax Aware Disciplined Equity Fund
         J.P. Morgan Global 50 Fund

          (Registration Statement File No. 333-11125)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:        J.P. Morgan Funds
                                            60 State Street, Suite 1300
                                            Boston, MA  02109

2. Name of each series or class of funds for which this notice is filed:

         J.P. Morgan Tax Aware U.S. Equity Fund
         J.P. Morgan Tax Aware Disciplined Equity
         J.P. Morgan Global 50 Fund

3.       Investment Company Act File Number:811-07795
         Securities Act File Number:        333-11125

4(a). Last day of fiscal year for which this notice is filed: October 31, 1998

     4(b). [X] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

     4(c). [] Check box if this is the last time the issuer will be filing this Form.

Division of Investment Management
Securities and Exchange Commission
February 22, 1999
Page 2


5. Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to section 24(f):  $224,986,328

         (ii)     Aggregate price of securities redeemed or
                  repurchased during the fiscal year:         $22,621,116

         (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
                  Commission:                                  $ 0

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                $22,621,116

         (v)      Net sales -- if Item 5(i) is greater than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:                  $202,365,212

         (vi)     Redemption  credits  available  for use in future  years -- if
                  Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
                  from Item 5(i)]:                             $( 0 )

         (vii)    Multiplier for determining registration
                  fee (see instruction C.8):                   x .000278

         (viii)Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee
                  is due)                                      $56,257.53
                                                              ============

     6. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$177.25

7.         Total of the amount of the registration fee due plus any interest due
           [Item 5(vii) plus Item 6]:                         =$56,434.78
                                                              ============

Division of Investment Management
Securities and Exchange Commission
February 22, 1999
Page 3



8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: February 22, 1999

         Account Number: 0001016937

         Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



J.P. MORGAN FUNDS


     By:/s/ Mary Jo Pace
         Mary Jo Pace
         Vice President and Assistant Treasurer